Contingencies, Commitments and Guarantees (details) - Gain Contingencies (United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member], USD $)
In Millions, unless otherwise specified
	0 Months Ended	44 Months Ended
	Oct. 25, 2010 item	Jun. 30, 2014	Nov. 30, 2013 item	Feb. 07, 2013 item
United States Fidelity & Guaranty Company v. American Re-Insurance Company, et al. [Member]
Gain Contingencies
Number of other reinsurers beside American Re against which judgment was entered in a reinsurance dispute	3
Total settlement amount	$ 420	$ 477
Interest amount included in settlement award	169	239
Initial settement amount	$ 251	$ 238
Interest rate accruing on judgment not yet paid	9.00%	9.00%
Number of discrete issues modified in part by the summary judgment in reinsurance dispute				2
Number of reinsurers with whom the Company has reached a settlement agreeement			1